Restructuring Charge (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Severance Costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 2.7
Restructuring costs incurred to date	2.7
Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges		$ 4.6
Restructuring costs incurred to date		4.7
FPSO Segment
Restructuring Cost and Reserve [Line Items]
Restructuring liabilities accrued	$ 0.4	$ 3.7